Summary of Significant Accounting Policies (Details) - Schedule of Company Disaggregate Revenue into Two Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Company Disaggregate Revenue into Two Revenue [Line Items]
Total revenue	$ 148,999,819	$ 145,256,256	$ 117,322,028
Sales of cosmetics and other beauty products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company Disaggregate Revenue into Two Revenue [Line Items]
Total revenue	144,455,442	145,007,303	117,322,028
Provision of operation services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company Disaggregate Revenue into Two Revenue [Line Items]
Total revenue	$ 4,544,377	$ 248,953